Fair Value Measurement - Valuation Of Advanced Subscription Agreements And Derivative Liability (Details)		12 Months Ended
	Nov. 18, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2021	Nov. 19, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, term	0 years	3 months 18 days
Exchangeable right liability, term	5 years		4 years 10 months 24 days
Forward purchase agreement, term			1 year 10 months 24 days	2 years
Estimated volatility
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	15.0	50.0
Exchangeable right liability measurement input (percent)	45.00%		45.00%
Forward purchase agreement (percent)			0.45%	0.45%
Advanced subscription agreements and derivative liability measurement input (percent)		50.0
Risk-free rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0.3	0.6
Exchangeable right liability measurement input (percent)	1.20%		1.20%
Forward purchase agreement (percent)			0.007%	0.005%
Advanced subscription agreements and derivative liability measurement input (percent)		0.6
Discount rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	26.4	26.8
Advanced subscription agreements and derivative liability measurement input (percent)		26.8
Value of common share (As Restated) 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	10.16	8.11
Advanced subscription agreements and derivative liability measurement input (percent)		8.11
Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, term	0 years	3 months 18 days
Exchangeable right liability, term	5 years		4 years 10 months 24 days
Forward purchase agreement, term			1 year 10 months 24 days	2 years
Advanced subscription agreements and derivative liability measurement terms		9 months 18 days
Weighted Average | Estimated volatility
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	15.0	50.0
Exchangeable right liability measurement input (percent)	45.00%		45.00%
Forward purchase agreement (percent)			0.45%	0.45%
Advanced subscription agreements and derivative liability measurement input (percent)		50.0
Weighted Average | Risk-free rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0.3	0.6
Exchangeable right liability measurement input (percent)	1.20%		1.20%
Forward purchase agreement (percent)			0.007%	0.005%
Advanced subscription agreements and derivative liability measurement input (percent)		0.6
Weighted Average | Discount rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	26.4	26.8
Advanced subscription agreements and derivative liability measurement input (percent)		26.8
Weighted Average | Value of common share (As Restated) 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	10.16	8.11
Advanced subscription agreements and derivative liability measurement input (percent)		8.11
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Advanced subscription agreements and derivative liability measurement terms		9 months 18 days
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Advanced subscription agreements and derivative liability measurement terms		1 year
Qualified financing
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	100.0	20.0
Advanced subscription agreements and derivative liability measurement input (percent)		20.0
Qualified financing | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	100.0	20.0
Advanced subscription agreements and derivative liability measurement input (percent)		20.0
Nonqualified financing
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	5.0
Advanced subscription agreements and derivative liability measurement input (percent)		5.0
Nonqualified financing | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	5.0
Advanced subscription agreements and derivative liability measurement input (percent)		5.0
Merger or acquisition
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	70.0
Advanced subscription agreements and derivative liability measurement input (percent)		70.0
Merger or acquisition | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	70.0
Advanced subscription agreements and derivative liability measurement input (percent)		70.0
Held to maturity
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	5.0
Advanced subscription agreements and derivative liability measurement input (percent)		5.0
Held to maturity | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	5.0
Advanced subscription agreements and derivative liability measurement input (percent)		5.0
Insolvency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	0
Advanced subscription agreements and derivative liability measurement input (percent)		0
Insolvency | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Derivative liability, measurement input (percent)	0	0
Advanced subscription agreements and derivative liability measurement input (percent)		0